Deferred income tax - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax
Deferred tax assets	$ 12,638	$ 13,372
Deferred tax liabilities	$ (400,582)	$ (383,369)